Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 0	$ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 10,985	$ 11,012
Average duration of the defined benefit obligation	14 years	14 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 311	$ 382
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,225	1,373
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	3,123	3,073
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,948	2,827
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	3,378	3,357
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 2,963	$ 3,224
Average duration of the defined benefit obligation	14 years	14 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 88	$ 92
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	441	462
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	870	916
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	748	813
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	816	941
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 1,263	$ 1,204
Average duration of the defined benefit obligation	9 years	9 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 64	$ 72
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	216	219
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	456	417
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	297	260
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 230	$ 236